Notes Payable, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes Payable [Abstract]
NOTES PAYABLE, NET

NOTE 7 – NOTES PAYABLE, NET

The following is a summary of notes payable as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020

Paycheck Protection Program Loan #1	$-	$485,760
Paycheck Protection Program Loan #2	485,760	-
Installment loan payable related to a vehicle acquisition payable in monthly payments of $539 per month at an interest rate of 10.8% per annum payable for 36 months	4,632	7,526
Notes Payable, Net	$490,392	$493,286
Notes Payable, current portion,	$4,632	$5,947
Notes Payable, net of current portion	485,760	487,339
	$490,392	$493,286

Paycheck Protection Program Loans

In May 2020, the Company received a loan of approximately $486,000 under the Paycheck Protection Program (“PPP”) as part of the CARES Act which is administered by the U.S. Small Business Association (“USSBA”) related to its U.S. Operations. The Company received notice from the USSBA on May 23, 2021, that the May 2020 PPP loan was forgiven as we met the applicable requirements. In accordance with ASC 470, extinguishment accounting, the amount forgiven by the USSBA is recorded as other income – gain on extinguishment of notes payable.

In January 2021, the Company received a second loan of approximately $486,000 under the PPP related to its U.S. Operations. The Company anticipates subject to approval by USSBA, if certain requirements are met the second loan will be forgiven. Any amounts not forgiven will be required to be repaid. The loan bears interest at an annual rate 1% per annum and matures on January 31, 2023.

If the USSBA determines that either PPP loan was not properly obtained and/or expenditures supporting forgiveness were not appropriate, the Company would need to repay some or all of the PPP loans and record additional expense which could have a material adverse effect on the Company’s financial condition and results of operations in a future period.

NOTE 6 – NOTES PAYABLE, NET

The following is a summary of notes payable as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Senior Unsecured Note	$-	$2,000,000
Paycheck Protection Program	485,760	-
Installment loan payable related to a vehicle acquisition payable in monthly payments of $539 per month at an interest rate of 10.8% per annum payable for 36 months	7,526	12,866
Total Principal Outstanding	$493,286	$2,012,866
Unamortized Deferred Debt Discount	-	(26,722)
Unamortized Deferred Debt Issuance Costs	-	(9,866)
Notes Payable, Net	$493,286	$1,976,278
Notes Payable, current portion, net of discounts and current portion	$5,947	$5,341
Notes Payable, net of discounts and current portion	487,339	1,970,937
	$493,286	$1,976,278

In January 2017, the Company issued a Senior Unsecured Note (“Note”) a face value of $3,000,000, payable two years from issuance, along with an aggregate of 150,000 shares of Common Stock, with a fair value of $1,147,500. 2018 change in terms of the Note payable has been determined to be a debt extinguishment in accordance with ASC 470. The Note was amended on February 14, 2020 to conform to the terms of the 2020 Convertible Notes Payable offering.

Furthermore, the Company and the Theodore Stern Revocable Trust, the (“Stern Trust”) entered an Amended and Restated Promissory Note (the “Restated Stern Note”) providing that the $2,000,000 Note will be due and payable on the same terms (bearing interest at 15% per annum) and on the same maturity date as the 2020 Notes. The interest due under the Stern Note as of January 31, 2020 in the amount of $662,000 has been capitalized and will earn interest at 10% per annum, which at the election of the Stern Trust can be paid in shares of common stock at a conversion price of $0.20 and the maturity of such interest shall be extended to the same maturity date as the 2020 Notes. The Company accounted for the Restated Stern Note as an extinguishment of the Note and recorded a charge of $986,000 included in other expenses in accompanying consolidated statements of operations.

Paycheck Protection Program Loan

In May 2020, the Company received a loan of approximately $486,000 under the Paycheck Protection Program (“PPP”) as part of the CARES Act which is administered by the U.S. Small Business Association (“USSBA”) related to its U.S. Operations. The Company anticipates subject to approval by the Small Business Administration, if certain requirements are met, the loan proceeds may be forgiven. Any amounts not forgiven will be required to be repaid. The loan bears interest at an annual rate 1% per annum and matures on May 5, 2022.

In January 2021, the Company received a second loan of approximately $486,000 under the PPP related to its U.S. Operations. The Company anticipates subject to approval by USSBA, if certain requirements are met the second loan will be forgiven. Any amounts not forgiven will be required to be repaid.

If the USSBA determines that the PPP loan was not properly obtained and/or expenditures supporting forgiveness were not appropriate, the Company would need to repay some or all of the PPP loan and record additional expense which could have a material adverse effect on the Company’s financial condition and results of operations in a future period.

The following is a roll-forward of the Company’s notes payable and related discounts for the years ended December 31, 2020 and 2019:

	Principal Balance	Debt Discounts	Debt Issuance Costs	Total
Balance at January 1, 2019	$2,000,000	$(39,466)	$(106,886)	$1,853,648
Proceeds	16,510	-	-	16,510
Payments	(3,644)	-	-	(3,644)
Amortization	-	29,600	80,164	109,764
Balance at December 31, 2019	2,012,866	(9,866)	(26,722)	1,976,278
Proceeds	485,760	-	-	485,760
Payments	(5,340)	-	-	(5,340)
Conversion of note payable to convertible notes payable	(2,000,000)	-	-	(2,000,000)
Amortization	-	9,866	26,722	36,588
Balance at December 31, 2020	$493,286	$-	$-	$493,286

Future maturities of notes payable are as follows for the calendar years 2021 and 2022:

2021	$5,947
2022	487,339
$493,286